Expense Example	Jul. 31, 2025 USD ($)
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 592
Expense Example, with Redemption, 3 Years	879
Expense Example, with Redemption, 5 Years	1,187
Expense Example, with Redemption, 10 Years	2,059
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	1,113
Expense Example, with Redemption, 10 Years	2,447
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	1,357
Integrity Dividend Summit Fund | Integrity Dividend Summit Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	579
Expense Example, with Redemption, 3 Years	912
Expense Example, with Redemption, 5 Years	1,435
Expense Example, with Redemption, 10 Years	2,867
Integrity Dividend Summit Fund | Integrity Dividend Summit Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	221
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,307
Expense Example, with Redemption, 10 Years	3,205
Integrity Dividend Summit Fund | Integrity Dividend Summit Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	2,245
INTEGRITY GROWTH & INCOME FUND | INTEGRITY GROWTH & INCOME FUND CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	620
Expense Example, with Redemption, 3 Years	982
Expense Example, with Redemption, 5 Years	1,368
Expense Example, with Redemption, 10 Years	2,448
INTEGRITY GROWTH & INCOME FUND | Integrity Growth & Income Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	736
Expense Example, with Redemption, 5 Years	1,297
Expense Example, with Redemption, 10 Years	2,825
INTEGRITY GROWTH & INCOME FUND | Integrity Growth & Income Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	783
Expense Example, with Redemption, 10 Years	1,778
Integrity High Income Fund | Integrity High Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	527
Expense Example, with Redemption, 3 Years	868
Expense Example, with Redemption, 5 Years	1,233
Expense Example, with Redemption, 10 Years	2,257
Integrity High Income Fund | Integrity High Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	695
Expense Example, with Redemption, 5 Years	1,235
Expense Example, with Redemption, 10 Years	2,709
Integrity High Income Fund | Integrity High Income Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	712
Expense Example, with Redemption, 10 Years	1,637
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	645
Expense Example, with Redemption, 3 Years	950
Expense Example, with Redemption, 5 Years	1,278
Expense Example, with Redemption, 10 Years	2,201
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	1,082
Expense Example, with Redemption, 10 Years	2,337
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Integrity Short Term Government Fund | Integrity Short Term Government Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,477
Integrity Short Term Government Fund | Integrity Short Term Government Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	$ 1,010